employee future benefits - Disaggregation of defined benefit pension (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plans - funded status overview
Plan assets	$ 7,990	$ 10,043
PBSR prior year interim estimate of solvency position		$ 1,366
PBSR composite weighted average discount rate	4.80%	2.90%
Hypothetical basis points decrease in PBSR composite weighted average discount rate (as a per cent)	0.25%	0.25%
Decrease in the PBSR solvency position with hypothetical decrease of 25 basis points in the composite weighted average discount rate	$ 182	$ 297
Minimum
Defined benefit pension plans - funded status overview
PBSR interim solvency ratio	117.00%	106.00%
PBSR annual solvency ratio		106.00%
PBSR interim three-year solvency ratio	104.00%	99.00%
PBSR annual three-year solvency ratio		99.00%
Maximum
Defined benefit pension plans - funded status overview
PBSR interim solvency ratio	126.00%	122.00%
PBSR annual solvency ratio		118.00%
PBSR interim three-year solvency ratio	118.00%	113.00%
PBSR annual three-year solvency ratio		112.00%
Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Defined benefit obligations accrued	$ (8,075)	$ (10,233)
Present value netting plan assets and defined benefit obligation [member]
Defined benefit pension plans - funded status overview
PBSR interim estimate of solvency position	1,605
PBSR prior year update of annual estimate of solvency position		1,216
Active members | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Defined benefit obligations accrued	(1,652)	(2,343)
Deferred members | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Defined benefit obligations accrued	(350)	(528)
Pensioners | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Defined benefit obligations accrued	$ (6,073)	$ (7,362)